Leases and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2022	$ 21,843
Right-of-use assets, net carrying amount at December 31, 2023	22,613	$ 21,843
Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	34,897	49,853
Additions	3,733	2,807
Disposals	(271)	(178)
Transfers and other movements	384	(17,585)
Ending balance	38,743	34,897
Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(13,054)	(19,780)
Disposals	174	155
Transfers and other movements	854	12,090
Depreciation for the year	(4,104)	(5,519)
Ending balance	(16,130)	(13,054)
Right-of-use Land and buildings
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2022	10,288
Right-of-use assets, net carrying amount at December 31, 2023	10,086	10,288
Right-of-use Land and buildings | Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	14,680	14,616
Additions	479	0
Disposals	(170)	0
Transfers and other movements	977	64
Ending balance	15,966	14,680
Right-of-use Land and buildings | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(4,392)	(3,391)
Disposals	131	0
Transfers and other movements	(90)	320
Depreciation for the year	(1,529)	(1,321)
Ending balance	(5,880)	(4,392)
Right-of-use Plant and equipment
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2022	11,555
Right-of-use assets, net carrying amount at December 31, 2023	12,527	11,555
Right-of-use Plant and equipment | Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	20,217	35,237
Additions	3,254	2,807
Disposals	(101)	(178)
Transfers and other movements	(593)	(17,649)
Ending balance	22,777	20,217
Right-of-use Plant and equipment | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(8,662)	(16,389)
Disposals	43	155
Transfers and other movements	944	11,770
Depreciation for the year	(2,575)	(4,198)
Ending balance	$ (10,250)	$ (8,662)